LONG-TERM INVESTMENTS, NET - Schedule of equity method investments - Parenthetical (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 22, 2017 CNY (¥)	Mar. 18, 2008
LONG-TERM INVESTMENTS, NET
Equity Method Investments	$ 5,083	$ 11,844
Retained earnings distributed to settle payables	0	0	$ 679
Beijing Eastern Media Corporation Ltd. ("BEMC ")
LONG-TERM INVESTMENTS, NET
Gain (loss) on investment	(37)	57	$ 197
Beijing Eastern Media Corporation Ltd. ("BEMC ") | Parent Company | Reportable Legal Entities
LONG-TERM INVESTMENTS, NET
Ownership percentage					51.00%
Beijing Eastern Media Corporation Ltd. ("BEMC ") | China Eastern Media Corporation
LONG-TERM INVESTMENTS, NET
Ownership percentage					49.00%
Unicom AirNet
LONG-TERM INVESTMENTS, NET
Gain (loss) on investment	$ 2,635	$ 2,945
Ownership percentage				39.00%
Equity Method Investments | ¥				¥ 117.9